Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accruals and Other Liabilities
Schedule of accruals and other liabilities

	December 31,	December 31,
	2021	2022
Payables for purchase of property, plant and equipment	1,458,767	4,172,758
Payable for R&D expenses	887,593	1,814,746
Salaries and benefits payable	972,333	1,525,366
Current portion of deferred revenue/income	746,453	1,273,779
Payables for marketing events	855,984	1,075,693
Accrued expenses	497,381	857,639
Advance from customers	638,147	833,779
Accrued costs of purchase commitments	—	792,786
Warranty liabilities	518,426	669,793
Payables for traveling expenses of employees	26,212	44,942
Interest payables	41,147	32,271
Current portion of finance lease liabilities	27,815	30,609
Derivative Liabilities (Note 2(q))	—	16,435
Current portion of deferred construction allowance	32,254	13,307
Payable to employees for options exercised	151,158	792
Other payables	347,974	499,667
Total	7,201,644	13,654,362